EXPENSES BY NATURE (Details 1) - USD ($)	12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016
Expense By Nature [Line Items]
Amortization	$ 34,488	$ 46,145	$ 66,181
Share-based payments (Note 10)	1,401,414	758,927	1,246,946
Total	5,928,671	5,140,921	5,644,118
General and administrative expenses
Expense By Nature [Line Items]
Amortization	34,488	46,145	66,181
Consulting and subcontractor fees	96,986	86,931	87,014
Director fees	196,472	191,500	204,049
Insurance	449,972	395,690	422,066
Investor relations	235,416	230,579	317,822
Office, IT and communications	216,714	187,364	288,968
Professional fees	860,435	612,865	776,339
Regulatory fees and transfer agent	150,913	74,600	131,302
Rent	415,744	470,716	620,023
Salaries and benefits	2,010,613	1,863,634	1,634,380
Share-based payments (Note 10)	1,076,886	762,797	897,043
Travel and entertainment	184,032	218,100	198,931
Total	$ 5,928,671	$ 5,140,921	$ 5,644,118